Other Non-Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
As of September 30, 2016 and December 31, 2015, other non-current assets consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Advances made under EPC and non-EPC contracts	$13,678	$32,049
Advances made to municipalities for water system enhancements	95,551	89,953
Tax-related payments and receivables	3,185	5,535
Information technology service assets	23,186	24,166
Other	44,232	43,115
Total other non-current assets	$179,832	$194,818

As of December 31, 2015 and 2014, other non-current assets consisted of the following (in thousands):

	December 31,
	2015	2014
Advances made under EPC and non-EPC contracts	$32,049	$6,414
Advances made to municipalities for water system enhancements	89,953	36,441
Tax-related payments and receivables	5,535	4,467
Conveyed assets to non-affiliates	—	14,751
Other	41,468	37,344
Total other non-current assets	$169,005	$99,417